PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2040 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.4%
87,081  iShares Core S&P Mid-
Cap ETF
$ 5,021,091
5.0
37,334  iShares Core S&P
Small-Cap ETF
4,007,805
4.0
20,514  iShares Core U.S.
Aggregate Bond ETF
1,997,038
2.0
85,461  SPDR Portfolio High
Yield Bond ETF
1,993,805
2.0
277,087  Vanguard FTSE
Developed Markets
ETF
13,488,595
13.4
24,356  Vanguard FTSE
Emerging Markets ETF
999,083
1.0
34,105  Vanguard Long-Term
Treasury ETF
2,006,738
2.0
Total Exchange-Traded
Funds
(Cost $27,463,305)
29,514,155
29.4
MUTUAL FUNDS : 70.6%
Affiliated Investment Companies : 22.0%
1,278,552  Voya Intermediate
Bond Fund - Class R6
11,033,901
11.0
397,950  Voya Multi-Manager
International Equity
Fund - Class I
4,007,360
4.0
432,840  Voya Multi-Manager
International Factors
Fund - Class I
4,008,096
4.0
278,886  Voya VACS Series
EME Fund
3,000,810
3.0
22,050,167
22.0
Unaffiliated Investment Companies : 48.6%
873,290  TIAA-CREF S&P
500 Index Fund
- Institutional Class
48,677,170
48.6
Total Mutual Funds
(Cost $61,441,064)
70,727,337
70.6
Total Long-Term
Investments
(Cost $88,904,369)
100,241,492
100.0
Total Investments in
Securities
(Cost $88,904,369) $ 100,241,492 100.0
Assets in Excess of
Other Liabilities 33,016 0.0
Net Assets $ 100,274,508 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2040 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 29,514,155 $ — $ — $ 29,514,155
Mutual Funds 70,727,337 — — 70,727,337
Total Investments, at fair value $ 100,241,492 $ — $ — $ 100,241,492
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 7,188,428 $ 7,878,288 $ (4,095,470) $ 62,655 $ 11,033,901 $ 314,893 $ (94,263) $ —
Voya Multi-Manager International
Equity Fund - Class I
3,140,759 3,300,034 (2,631,628) 198,195 4,007,360 70,644 56,348 —
Voya Multi-Manager International
Factors Fund - Class I
3,141,405 3,404,667 (2,663,928) 125,952 4,008,096 155,642 130,263 —
Voya VACS Series EME Fund
— 3,818,522 (951,013) 133,301 3,000,810 37,211 1,440 11,860
$ 13,470,592 $ 18,401,511 $ (10,342,039) $ 520,103 $ 22,050,167 $ 578,390 $ 93,788 $ 11,860
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,337,123
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 11,337,123